ACCUMULATED OTHER COMPREHENSIVE INCOME (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reclassifications out of Accumulated Other Comprehensive Income (Loss)
Gain on sale of securities	$ 109,712	$ 359,138
Tax expense	(1,360,598)	(1,386,008)
Net income	3,826,192	3,356,061
Reclassifications out of Accumulated Other Comprehensive Income (Loss) | Unrealized Gains and Losses on Available-for-Sale Securities
Reclassifications out of Accumulated Other Comprehensive Income (Loss)
Gain on sale of securities	109,712	359,138
Tax expense	(40,593)	(132,881)
Net income	$ 69,119	$ 226,257